Assets and liabilities held for sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale
Property, plant and equipment	$ 1,494.5	$ 1,349.2
Assets Held For Sale
Assets held for sale
Prepaid expenses and other	0.0	2.1
Property, plant and equipment	0.0	381.6
Total	0.0	383.7
Liabilities Related To Assets Held For Sale
Liabilities related to assets held for sale
Current portion of decommissioning liability	0.0	5.8
Non-current portion of decommissioning liability	0.0	66.4
Total	$ 0.0	$ 72.2